Related Party Transactions - General (Details) - USD ($)	Jan. 01, 2018	Nov. 16, 2016	Nov. 01, 2016	Sep. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Apr. 01, 2015	Aug. 01, 2014	Jun. 30, 2014	May 12, 2014	Apr. 30, 2014	Dec. 31, 2013
Shipbuilding Supervision Agreements | GAS-eleven and GAS-thirteen Ltd. | Minimum
Related Party Transactions.
Site inspection monthly charge								$ 12,500
Shipbuilding Supervision Agreements | GAS-eleven and GAS-thirteen Ltd. | Maximum
Related Party Transactions.
Site inspection monthly charge								$ 18,500
GasLog Ltd. | Amended Commercial Management Agreements | GAS-five Ltd., GAS-three Ltd., and GAS-four Ltd. (initial Fleet)
Related Party Transactions.
Annual fee per vessel										$ 360,000
GasLog Ltd. | Commercial Management Agreement and Amended Commercial Management Agreement | GAS-seven Ltd.
Related Party Transactions.
Annual fee per vessel			$ 360,000									$ 540,000
GasLog Ltd. | Commercial Management Agreement and Amended Commercial Management Agreement | GAS-eight Ltd.
Related Party Transactions.
Annual fee per vessel						$ 360,000
GasLog Ltd. | Commercial Management Agreement and Amended Commercial Management Agreement | GAS-eleven Ltd.
Related Party Transactions.
Annual fee per vessel					$ 360,000
GasLog Ltd. | Commercial Management Agreement and Amended Commercial Management Agreement | GAS-thirteen Ltd.
Related Party Transactions.
Annual fee per vessel				$ 360,000
GasLog Ltd. | Commercial Management Agreement and Amended Commercial Management Agreement | GAS-sixteen Ltd. and GAS-seventeen Ltd.
Related Party Transactions.
Annual fee per vessel											$ 360,000
GasLog Ltd. | Commercial Management Agreement and Amended Commercial Management Agreement | GAS-nineteen Ltd., GAS-twenty Ltd. and GAS-twenty-one Ltd.
Related Party Transactions.
Annual fee per vessel									$ 360,000
GasLog Ltd. | Administrative services fee
Related Party Transactions.
Annual fee per vessel	$ 812,000	$ 632,000								$ 588,000
Termination notice period										90 days
GasLog Ltd. | Amended Ship Management Agreements | GAS-eleven Ltd.
Related Party Transactions.
Management fee fixed monthly charge per vessel					$ 46,000
GasLog Ltd. | Amended Ship Management Agreements | GAS-thirteen Ltd.
Related Party Transactions.
Management fee fixed monthly charge per vessel				$ 46,000
GasLog Ltd. | Omnibus Agreement
Related Party Transactions.
First offer to buy/sell vessels with contracts with maximum term										5 years
GasLog LNG Services | Amended Ship Management Agreements | GAS-five Ltd., GAS-three Ltd., and GAS-four Ltd. (initial Fleet)
Related Party Transactions.
Management fee fixed monthly charge per vessel										$ 46,000
Superintendent fee per day upon threshold number of days										$ 1,000
Threshold number of days for superintendent fee										25 days
Annual incentive bonus										$ 72,000
GasLog LNG Services | Amended Ship Management Agreements | GAS-sixteen Ltd. and GAS-seventeen Ltd.
Related Party Transactions.
Management fee fixed monthly charge per vessel											$ 46,000
GasLog LNG Services | Amended Ship Management Agreements | GAS-nineteen Ltd., GAS-twenty Ltd. and GAS-twenty-one Ltd.
Related Party Transactions.
Management fee fixed monthly charge per vessel									$ 46,000
GasLog LNG Services | Management fees and other vessel management expenses | GAS-seven Ltd.
Related Party Transactions.
Management fee fixed monthly charge per vessel							$ 46,000